Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2014
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases
Total
(in thousands)
2015	$3,505
2016	2,454
2017	1,168
2018	631
2019	157
Thereafter	122

Total	$8,037